Partnership Units and Related Matters, Public Offerings of Common Units (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended							12 Months Ended
	Feb. 27, 2015	Oct. 31, 2015	May. 31, 2015	Mar. 31, 2015	May. 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Aug. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2012
Partnership Equity [Abstract]
Number of common units included in public offering (in shares)									7,377,380	7,175,096
Net proceeds from sale of common units									$ 316.1	$ 408.4
General partner contributed to maintain general partner ownership percentage									$ 6.5	$ 8.4
Ownership interest in Partnership by general partner									2.00%	2.00%
Commissions to sales agents, maximum										1.00%
Preferred stock, price per share (in dollars per share)									$ 0.001	$ 0.001
Distribution to preferred unitholders									$ 1.5
Targa Resources Partners LP [Member] | Senior Notes 5% Due 2018 [Member] | Senior Unsecured Notes [Member]
Partnership Equity [Abstract]
Interest rate of partnership indebtedness percentage									5.00%
Maturity date									Jan. 15, 2018
Targa Resources Partners LP [Member] | Senior Notes 4 1/8% [Member] | Senior Unsecured Notes [Member]
Partnership Equity [Abstract]
Interest rate of partnership indebtedness percentage									4.125%
Targa Resources Partners LP [Member] | Senior Notes 6 5/8% due 2020 [Member] | Senior Unsecured Notes [Member]
Partnership Equity [Abstract]
Interest rate of partnership indebtedness percentage									6.625%
Maturity date									Oct. 01, 2020
Targa Resources Partners LP [Member] | Senior Notes 6 7/8% due 2021 [Member] | Senior Unsecured Notes [Member]
Partnership Equity [Abstract]
Interest rate of partnership indebtedness percentage									6.875%
Maturity date									Feb. 01, 2021
Targa Resources Partners LP [Member] | Senior Notes 6 3/8% due 2022 [Member] | Senior Unsecured Notes [Member]
Partnership Equity [Abstract]
Interest rate of partnership indebtedness percentage									6.375%
Maturity date									Aug. 01, 2022
Targa Resources Partners LP [Member] | Senior Notes 5 1/4% due 2023 [Member] | Senior Unsecured Notes [Member]
Partnership Equity [Abstract]
Interest rate of partnership indebtedness percentage									5.25%
Maturity date									May 01, 2023
Targa Resources Partners LP [Member] | Senior Notes 4 1/4% due 2023 [Member] | Senior Unsecured Notes [Member]
Partnership Equity [Abstract]
Interest rate of partnership indebtedness percentage									4.25%
Maturity date									Nov. 15, 2023
Targa Resources Partners LP [Member] | Senior Notes 6 3/4% due 2024 [Member] | Senior Unsecured Notes [Member]
Partnership Equity [Abstract]
Interest rate of partnership indebtedness percentage									6.75%
Maturity date									Mar. 15, 2024
Common Units [Member]
Partnership Equity [Abstract]
General partner contributed to maintain general partner ownership percentage									$ 52.4
Ownership interest in Partnership by general partner									2.00%
Series A Preferred Units [Member]
Partnership Equity [Abstract]
Preferred unit, redemption price (in dollars per share)									$ 25
Series A Preferred Units due November 1, 2020 [Member] | LIBOR [Member]
Partnership Equity [Abstract]
Percentage of variable interest rate for distribution on preferred units upon maturity		7.71%
Atlas Energy [Member] | Common Units [Member]
Partnership Equity [Abstract]
Number of common units included in public offering (in shares)	10,126,532
Atlas Energy [Member] | Common Units [Member] | Targa Resources Partners LP [Member]
Partnership Equity [Abstract]
Number of common units included in public offering (in shares)									3,363,935
Atlas Pipeline Partners [Member]
Partnership Equity [Abstract]
General partner contributed to maintain general partner ownership percentage				$ 52.4
Ownership interest in Partnership by general partner				2.00%
Atlas Pipeline Partners [Member] | Targa Resources Partners LP [Member] | Common Unit Holders [Member]
Partnership Equity [Abstract]
Number of common units included in public offering (in shares)	58,614,157
Atlas Pipeline Partners [Member] | Common Units [Member]
Partnership Equity [Abstract]
Number of common units included in public offering (in shares)									58,614,157
July 2012 Shelf [Member]
Partnership Equity [Abstract]
Aggregate amount of debt or equity securities allowed to be issued under the shelf agreement												$ 300.0
August 2012 EDA [Member]
Partnership Equity [Abstract]
Number of common units included in public offering (in shares)											2,420,046
Net proceeds from sale of common units											$ 94.8
General partner contributed to maintain general partner ownership percentage											$ 2.0
Ownership interest in Partnership by general partner											2.00%
Dollar amount of common units able to sell from Equity Distribution Agreement								$ 100.0
March 2013 EDA [Member]
Partnership Equity [Abstract]
Number of common units included in public offering (in shares)											4,204,751
Net proceeds from sale of common units											$ 197.5
General partner contributed to maintain general partner ownership percentage											$ 4.1
Ownership interest in Partnership by general partner											2.00%
Dollar amount of common units able to sell from Equity Distribution Agreement							$ 200.0
August 2013 EDA [Member]
Partnership Equity [Abstract]
Number of common units included in public offering (in shares)											4,259,641
Net proceeds from sale of common units											$ 225.6
General partner contributed to maintain general partner ownership percentage											$ 4.7
Ownership interest in Partnership by general partner											2.00%
Dollar amount of common units able to sell from Equity Distribution Agreement						$ 400.0
May 2014 EDA [Member]
Partnership Equity [Abstract]
Dollar amount of common units able to sell from Equity Distribution Agreement					$ 400.0
Capacity remaining available under shelf agreement									$ 4.2
May 2015 EDA [Member]
Partnership Equity [Abstract]
Dollar amount of common units able to sell from Equity Distribution Agreement			$ 1,000.0
Capacity remaining available under shelf agreement									$ 835.6
April 2013 Shelf [Member] | Series A Preferred Units [Member]
Partnership Equity [Abstract]
Number of preferred units included in offerings (in shares)		4,400,000
Preferred stock, price per share (in dollars per share)		$ 25.00
Number of additional preferred units sold in public offering (in shares)		600,000
Net proceeds received after costs		$ 121.1
Preferred unit, dividend interest rate		9.00%